Fair Value Measurement	12 Months Ended
May 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
The Plan measures investments at fair value on a recurring basis. Fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. The Company uses a three-level hierarchy that prioritizes fair value measurements based on the types of inputs used, as follows:
•Level 1: Quoted prices in active markets for identical assets or liabilities.
•Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active. As of May 31, 2025 and 2024, the Plan did not hold any financial instruments categorized as Level 2.
•Level 3: Unobservable inputs with little or no market data available, which require the Plan to develop its own assumptions. As of May 31, 2025 and 2024, the Plan did not hold any financial instruments categorized as Level 3.
The assets or liabilities fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at May 31, 2025 and 2024.
Common Stocks: Investments in common stock listed on a national securities exchange and over-the-counter securities are valued at the last reported sale price on the valuation date or, if no sales are reported for that day, the last published sales price.
Self-directed brokerage accounts: The Plan allows participants to invest in self-directed brokerage accounts. The self-directed brokerage accounts include investments in publicly traded registered investment companies. Registered investment companies (or mutual funds) are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Collective trust funds: Collective trust funds represent investments held in pooled funds. The Plan’s interests in the collective trust funds are valued based on the NAV provided by the fund sponsor. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. In the event the Plan were to initiate a full redemption of the collective trust funds, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. There are no significant redemption restrictions or unfunded commitments on these investments. These investments are direct filing entities.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of May 31, 2025 and 2024:

As of May 31, 2025
	Level 1	Level 2	Level 3	Total
Common Stock	$353,489,573	$—	$—	$353,489,573
Self-directed brokerage accounts	329,355,472	—	—	329,355,472
	682,845,045	—	—	682,845,045
Collective trust fund measured at net asset value (a)				5,141,592,187
Total investments at fair value				$5,824,437,232

As of May 31, 2024
	Level 1	Level 2	Level 3	Total
Common Stock	$632,517,069	$—	$—	$632,517,069
Self-directed brokerage accounts	303,720,343	—	—	303,720,343
	936,237,412	—	—	936,237,412
Collective trust fund measured at net asset value (a)				4,898,159,705
Total investments at fair value				$5,834,397,117
(a)Collective trust funds measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.